Note 6. Business Acquisitions: Schedule of Allocation of the Purchase Price (Detail)	12 Months Ended
Dec. 31, 2016 USD ($)
Liabilities Assumed	$ 3,178,548
Accounts payable and accrued expenses
Liabilities Assumed	107,850
Unearned premiums
Liabilities Assumed	1,189,672
Federal income taxes payable
Liabilities Assumed	110,000
Funds held as collateral
Liabilities Assumed	1,642,026
Deferred tax liability
Liabilities Assumed	129,000
Jag, Inc.
Property and Equipment Assets Acquired	702,735
Intangible Assets Acquired	6,145,171
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	106,340
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	6,954,246
Liabilities Assumed	0
Jag, Inc. | Cash
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Jag, Inc. | Accounts receivable
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	106,340
Jag, Inc. | Investments, short-term
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Jag, Inc. | Prepaid expense
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Jag, Inc. | Deferred policy acquisition costs
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Jag, Inc. | Funds held as collateral assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Jag, Inc. | Investments, long-term
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Jag, Inc. | Other noncurrent assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	0
Jag, Inc. | Customer Relationships
Intangible Assets Acquired	1,425,000
Jag, Inc. | Permits, Licenses, and Lease Acquisition Costs
Intangible Assets Acquired	695,000
Jag, Inc. | Easements
Intangible Assets Acquired	110,000
Jag, Inc. | Noncompetition and Non-solicitation Agreements
Intangible Assets Acquired	0
Jag, Inc. | Trademarks and Trade Names
Intangible Assets Acquired	0
Jag, Inc. | Technology
Intangible Assets Acquired	0
Jag, Inc. | Goodwill
Intangible Assets Acquired	3,915,171
Jag, Inc. | Structures and displays
Property and Equipment Assets Acquired	562,300
Jag, Inc. | Vehicles, Equipment and Furniture
Property and Equipment Assets Acquired	140,435
Jag, Inc. | Office Furniture and Equipment
Property and Equipment Assets Acquired	0
Rose City Outdoor
Property and Equipment Assets Acquired	230,000
Intangible Assets Acquired	57,320
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	287,320
Liabilities Assumed	0
Rose City Outdoor | Cash
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Rose City Outdoor | Accounts receivable
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Rose City Outdoor | Investments, short-term
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Rose City Outdoor | Prepaid expense
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Rose City Outdoor | Deferred policy acquisition costs
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Rose City Outdoor | Funds held as collateral assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Rose City Outdoor | Investments, long-term
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Rose City Outdoor | Other noncurrent assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	0
Rose City Outdoor | Customer Relationships
Intangible Assets Acquired	0
Rose City Outdoor | Permits, Licenses, and Lease Acquisition Costs
Intangible Assets Acquired	26,100
Rose City Outdoor | Easements
Intangible Assets Acquired	0
Rose City Outdoor | Noncompetition and Non-solicitation Agreements
Intangible Assets Acquired	0
Rose City Outdoor | Trademarks and Trade Names
Intangible Assets Acquired	0
Rose City Outdoor | Technology
Intangible Assets Acquired	0
Rose City Outdoor | Goodwill
Intangible Assets Acquired	31,220
Rose City Outdoor | Structures and displays
Property and Equipment Assets Acquired	230,000
Rose City Outdoor | Vehicles, Equipment and Furniture
Property and Equipment Assets Acquired	0
Rose City Outdoor | Office Furniture and Equipment
Property and Equipment Assets Acquired	0
Kelley Outdoor Media LLC
Property and Equipment Assets Acquired	733,500
Intangible Assets Acquired	1,266,500
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	21,885
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	2,021,885
Liabilities Assumed	0
Kelley Outdoor Media LLC | Cash
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Kelley Outdoor Media LLC | Accounts receivable
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	21,885
Kelley Outdoor Media LLC | Investments, short-term
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Kelley Outdoor Media LLC | Prepaid expense
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Kelley Outdoor Media LLC | Deferred policy acquisition costs
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Kelley Outdoor Media LLC | Funds held as collateral assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Kelley Outdoor Media LLC | Investments, long-term
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Kelley Outdoor Media LLC | Other noncurrent assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	0
Kelley Outdoor Media LLC | Customer Relationships
Intangible Assets Acquired	215,000
Kelley Outdoor Media LLC | Permits, Licenses, and Lease Acquisition Costs
Intangible Assets Acquired	38,000
Kelley Outdoor Media LLC | Easements
Intangible Assets Acquired	0
Kelley Outdoor Media LLC | Noncompetition and Non-solicitation Agreements
Intangible Assets Acquired	0
Kelley Outdoor Media LLC | Trademarks and Trade Names
Intangible Assets Acquired	0
Kelley Outdoor Media LLC | Technology
Intangible Assets Acquired	0
Kelley Outdoor Media LLC | Goodwill
Intangible Assets Acquired	1,013,500
Kelley Outdoor Media LLC | Structures and displays
Property and Equipment Assets Acquired	733,500
Kelley Outdoor Media LLC | Vehicles, Equipment and Furniture
Property and Equipment Assets Acquired	0
Kelley Outdoor Media LLC | Office Furniture and Equipment
Property and Equipment Assets Acquired	0
Billborads Total 2016
Property and Equipment Assets Acquired	1,666,235
Intangible Assets Acquired	7,468,991
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	128,225
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	9,263,451
Liabilities Assumed	0
Billborads Total 2016 | Cash
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Billborads Total 2016 | Accounts receivable
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	128,225
Billborads Total 2016 | Investments, short-term
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Billborads Total 2016 | Prepaid expense
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Billborads Total 2016 | Deferred policy acquisition costs
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Billborads Total 2016 | Funds held as collateral assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Billborads Total 2016 | Investments, long-term
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
Billborads Total 2016 | Other noncurrent assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	0
Billborads Total 2016 | Customer Relationships
Intangible Assets Acquired	1,640,000
Billborads Total 2016 | Permits, Licenses, and Lease Acquisition Costs
Intangible Assets Acquired	759,100
Billborads Total 2016 | Easements
Intangible Assets Acquired	110,000
Billborads Total 2016 | Noncompetition and Non-solicitation Agreements
Intangible Assets Acquired	0
Billborads Total 2016 | Trademarks and Trade Names
Intangible Assets Acquired	0
Billborads Total 2016 | Technology
Intangible Assets Acquired	0
Billborads Total 2016 | Goodwill
Intangible Assets Acquired	4,959,891
Billborads Total 2016 | Structures and displays
Property and Equipment Assets Acquired	1,525,800
Billborads Total 2016 | Vehicles, Equipment and Furniture
Property and Equipment Assets Acquired	140,435
Billborads Total 2016 | Office Furniture and Equipment
Property and Equipment Assets Acquired	0
The Warnock Agency
Property and Equipment Assets Acquired	20,325
Intangible Assets Acquired	1,233,679
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	90,996
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	1,345,000
Liabilities Assumed	0
The Warnock Agency | Cash
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	80,000
The Warnock Agency | Accounts receivable
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
The Warnock Agency | Investments, short-term
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
The Warnock Agency | Prepaid expense
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	10,996
The Warnock Agency | Deferred policy acquisition costs
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
The Warnock Agency | Funds held as collateral assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
The Warnock Agency | Investments, long-term
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	0
The Warnock Agency | Other noncurrent assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	0
The Warnock Agency | Customer Relationships
Intangible Assets Acquired	248,000
The Warnock Agency | Permits, Licenses, and Lease Acquisition Costs
Intangible Assets Acquired	0
The Warnock Agency | Easements
Intangible Assets Acquired	0
The Warnock Agency | Noncompetition and Non-solicitation Agreements
Intangible Assets Acquired	75,000
The Warnock Agency | Trademarks and Trade Names
Intangible Assets Acquired	55,000
The Warnock Agency | Technology
Intangible Assets Acquired	138,000
The Warnock Agency | Goodwill
Intangible Assets Acquired	717,679
The Warnock Agency | Structures and displays
Property and Equipment Assets Acquired	0
The Warnock Agency | Vehicles, Equipment and Furniture
Property and Equipment Assets Acquired	0
The Warnock Agency | Office Furniture and Equipment
Property and Equipment Assets Acquired	20,325
United Casualty and Surety Insurance Company
Property and Equipment Assets Acquired	9,548
Intangible Assets Acquired	7,608,648
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	8,560,352
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	16,178,548
Liabilities Assumed	3,178,548
United Casualty and Surety Insurance Company | Cash
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	3,631,626
United Casualty and Surety Insurance Company | Accounts receivable
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	416,611
United Casualty and Surety Insurance Company | Investments, short-term
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	1,003,196
United Casualty and Surety Insurance Company | Prepaid expense
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	99,153
United Casualty and Surety Insurance Company | Deferred policy acquisition costs
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	276,556
United Casualty and Surety Insurance Company | Funds held as collateral assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	1,642,026
United Casualty and Surety Insurance Company | Investments, long-term
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	1,486,320
United Casualty and Surety Insurance Company | Other noncurrent assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	4,864
United Casualty and Surety Insurance Company | Customer Relationships
Intangible Assets Acquired	0
United Casualty and Surety Insurance Company | Permits, Licenses, and Lease Acquisition Costs
Intangible Assets Acquired	450,000
United Casualty and Surety Insurance Company | Easements
Intangible Assets Acquired	0
United Casualty and Surety Insurance Company | Noncompetition and Non-solicitation Agreements
Intangible Assets Acquired	0
United Casualty and Surety Insurance Company | Trademarks and Trade Names
Intangible Assets Acquired	0
United Casualty and Surety Insurance Company | Technology
Intangible Assets Acquired	0
United Casualty and Surety Insurance Company | Goodwill
Intangible Assets Acquired	7,158,648
United Casualty and Surety Insurance Company | Structures and displays
Property and Equipment Assets Acquired	0
United Casualty and Surety Insurance Company | Vehicles, Equipment and Furniture
Property and Equipment Assets Acquired	0
United Casualty and Surety Insurance Company | Office Furniture and Equipment
Property and Equipment Assets Acquired	9,548
Insurance Total 2016
Property and Equipment Assets Acquired	29,873
Intangible Assets Acquired	8,842,327
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	8,651,348
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	17,523,548
Liabilities Assumed	3,178,548
Insurance Total 2016 | Cash
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	3,711,626
Insurance Total 2016 | Accounts receivable
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	416,611
Insurance Total 2016 | Investments, short-term
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	1,003,196
Insurance Total 2016 | Prepaid expense
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	110,149
Insurance Total 2016 | Deferred policy acquisition costs
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	276,556
Insurance Total 2016 | Funds held as collateral assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	1,642,026
Insurance Total 2016 | Investments, long-term
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	1,486,320
Insurance Total 2016 | Other noncurrent assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	4,864
Insurance Total 2016 | Customer Relationships
Intangible Assets Acquired	248,000
Insurance Total 2016 | Permits, Licenses, and Lease Acquisition Costs
Intangible Assets Acquired	450,000
Insurance Total 2016 | Easements
Intangible Assets Acquired	0
Insurance Total 2016 | Noncompetition and Non-solicitation Agreements
Intangible Assets Acquired	75,000
Insurance Total 2016 | Trademarks and Trade Names
Intangible Assets Acquired	55,000
Insurance Total 2016 | Technology
Intangible Assets Acquired	138,000
Insurance Total 2016 | Goodwill
Intangible Assets Acquired	7,876,327
Insurance Total 2016 | Structures and displays
Property and Equipment Assets Acquired	0
Insurance Total 2016 | Vehicles, Equipment and Furniture
Property and Equipment Assets Acquired	0
Insurance Total 2016 | Office Furniture and Equipment
Property and Equipment Assets Acquired	29,873
Total 2016
Property and Equipment Assets Acquired	1,696,108
Intangible Assets Acquired	16,311,318
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	8,779,573
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	26,786,999
Liabilities Assumed	3,178,548
Total 2016 | Cash
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	3,711,626
Total 2016 | Accounts receivable
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	544,836
Total 2016 | Investments, short-term
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	1,003,196
Total 2016 | Prepaid expense
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	110,149
Total 2016 | Deferred policy acquisition costs
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	276,556
Total 2016 | Funds held as collateral assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	1,642,026
Total 2016 | Investments, long-term
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	1,486,320
Total 2016 | Other noncurrent assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	4,864
Total 2016 | Customer Relationships
Intangible Assets Acquired	1,888,000
Total 2016 | Permits, Licenses, and Lease Acquisition Costs
Intangible Assets Acquired	1,209,100
Total 2016 | Easements
Intangible Assets Acquired	110,000
Total 2016 | Noncompetition and Non-solicitation Agreements
Intangible Assets Acquired	75,000
Total 2016 | Trademarks and Trade Names
Intangible Assets Acquired	55,000
Total 2016 | Technology
Intangible Assets Acquired	138,000
Total 2016 | Goodwill
Intangible Assets Acquired	12,836,218
Total 2016 | Structures and displays
Property and Equipment Assets Acquired	1,525,800
Total 2016 | Vehicles, Equipment and Furniture
Property and Equipment Assets Acquired	140,435
Total 2016 | Office Furniture and Equipment
Property and Equipment Assets Acquired	$ 29,873